Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Convertible Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interests [Member]
Stockholders' equity, beginning of period at Feb. 28, 2014	$ 4,981,300,000	$ 2,500,000	$ 300,000	$ 2,116,600,000	$ 4,438,200,000	$ 86,000,000	$ (1,662,300,000)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	836,200,000	0	0	0	839,300,000	0	0	(3,100,000)
Other comprehensive income (loss), net of income tax effect	(218,200,000)	0	0	0	0	(216,900,000)	0	(1,300,000)
Comprehensive income	618,000,000
Contributions from noncontrolling interests	115,000,000	0	0	0	0	0	0	115,000,000
Shares issued under equity compensation plans	35,300,000	0	0	21,500,000	0	0	13,800,000	0
Stock-based compensation	54,300,000	0	0	54,300,000	0	0	0	0
Tax benefit on stock-based compensation	77,400,000	0	0	77,400,000	0	0	0	0
Stockholders' equity, end of period at Feb. 28, 2015	5,881,300,000	2,500,000	300,000	2,269,800,000	5,277,500,000	(130,900,000)	(1,648,500,000)	110,600,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,060,600,000	0	0	0	1,054,900,000	0	0	5,700,000
Other comprehensive income (loss), net of income tax effect	(340,700,000)	0	0	0	0	(321,600,000)	0	(19,100,000)
Comprehensive income	719,900,000
Contributions from noncontrolling interests	35,000,000	0	0	0	0	0	0	35,000,000
Shares issued under equity compensation plans	74,400,000	100,000	0	62,300,000	0	0	12,000,000	0
Stock-based compensation	53,500,000	0	0	53,500,000	0	0	0	0
Tax benefit on stock-based compensation	203,400,000	0	0	203,400,000	0	0	0	0
Stockholders' equity, end of period at Feb. 29, 2016	6,691,800,000	2,600,000	300,000	2,589,000,000	6,090,500,000	(452,500,000)	(1,670,300,000)	132,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(33,800,000)	0	0	0	0	0	(33,800,000)	0
Dividends declared	(241,900,000)	0	0	0	(241,900,000)	0	0	0
Net income (loss)	1,539,200,000	0	0	0	1,535,100,000	0	0	4,100,000
Other comprehensive income (loss), net of income tax effect	42,000,000	0	0	0	0	52,700,000	0	(10,700,000)
Comprehensive income	1,581,200,000
Shares issued under equity compensation plans	(4,800,000)	0	0	(20,100,000)	0	0	15,300,000	0
Stock-based compensation	55,500,000	0	0	55,500,000	0	0	0	0
Tax benefit on stock-based compensation	131,400,000	0	0	131,400,000	0	0	0	0
Stockholders' equity, end of period at Feb. 28, 2017	6,884,800,000	2,600,000	300,000	2,755,800,000	7,310,000,000	(399,800,000)	(2,777,700,000)	(6,400,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(1,122,700,000)	0	0	0	0	0	(1,122,700,000)	0
Dividends declared	(315,600,000)	0	0	0	(315,600,000)	0	0	0
Conversion of noncontrolling equity interest to long-term debt	(132,000,000)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (132,000,000)
Net income (loss)	405,300,000
Stockholders' equity, end of period at May. 31, 2017	$ 7,397,800,000